Financial risk management - Additional information - (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 PEN (S/) SBS	Dec. 31, 2022 PEN (S/) SBS	Dec. 31, 2020 PEN (S/)	Dec. 31, 2023 USD ($) SBS	Dec. 31, 2022 USD ($) SBS	Jan. 01, 2022 PEN (S/)
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 26,721,991	S/ 22,787,598				S/ 24,547,294
Indirect loans	4,743,480	4,487,347
Rescheduled Loans	3,513,905,000	5,048,978,000
Retail clients rescheduled	1,979,342,000
Rescheduled Loans Value	3,513,950,000	5,048,978,000
Interbank [Member]
Disclosure of provision matrix [line items]
Rescheduled Loans	S/ 1,979,342,000
Interest rate risk [member]
Disclosure of provision matrix [line items]
Cash legal limit percentage	5.00%			5.00%
Cash early warning limit percentage	4.00%			4.00%
Value at risk internal indicator percentage	15.00%			15.00%
Value at risk early warning indicator percentage	13.00%			13.00%
Foreign currency [Member]
Disclosure of provision matrix [line items]
Indirect loans	S/ 2,751,640,000	S/ 2,343,341,000		$ 741,882,000	$ 614,405,000
Closing foreign exchange rate | SBS	3.709	3.814		3.709	3.814
Peru, Nuevos Soles
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 19,569,726	S/ 15,884,533
Reactiva Peru [Member]
Disclosure of provision matrix [line items]
Rescheduled Loans	25,928,000	133,046,000
Balance of credits rescheduled	730,508,000	1,473,770,000
Payment towards loans and advances			S/ 6,617,142,000
Loans and advances to customers	848,886,000	2,357,201,000
Interest income on loans and advances to customers	38,650,000	18,180,000
Loan and advance amount covered by government guarantee	675,492,000	2,040,379,000
Reactiva Peru [Member] | Interbank [Member]
Disclosure of provision matrix [line items]
Interest income on loans and advances to customers	S/ 46,277,000	S/ 57,254,000
Top of range [member]
Disclosure of provision matrix [line items]
Absolute variation percentage	7.50%	7.00%
Relative variation percentage	417.20%	588.00%
Weighted average [member] | Peru, Nuevos Soles
Disclosure of provision matrix [line items]
Closing foreign exchange rate | SBS	3.713	3.82		3.713	3.82
Weighted average [member] | Peru, Nuevos Soles | Peru Currency Ask For Every US Dollar Bid [Member]
Disclosure of provision matrix [line items]
Closing foreign exchange rate | SBS	3.705	3.808		3.705	3.808
Financial Investments [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	90.20%	88.00%		90.20%	88.00%
Financial assets in fixed income instruments	S/ 1,011,043,000	S/ 1,036,763,000
Accounts Receivable Insurance Premiums
Disclosure of provision matrix [line items]
Expected credit loss rate	97.20%	97.70%		97.20%	97.70%
Direct loans [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	4.90%	4.30%		4.90%	4.30%
Financial assets in fixed income instruments	S/ 200,177,000	S/ 163,534,000
Indirect Loans [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.40%	0.80%		0.40%	0.80%
Financial assets in fixed income instruments	S/ 388,482,000	S/ 549,128,000
Cash and due from banks [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	76.00%	74.20%		76.00%	74.20%
Loan Portfolio [Member] | Financial assets neither past due nor impaired [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	89.80%	92.60%		89.80%	92.60%
Loans [Member]
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 588,659,000	S/ 712,662,000
Loans [Member] | Lower Credit Risk [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	85.30%	89.80%		85.30%	89.80%